Document and Entity Information	0 Months Ended
Sep. 25, 2013
Risk/Return:
Document Type	497
Document Period End Date	Sep 25, 2013
Registrant Name	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	0000811030
Amendment Flag	false
Document Creation Date	Sep 25, 2013
Document Effective Date	Sep 25, 2013
Prospectus Date	Sep 15, 2013
Muzinich Credit Opportunities Fund | Class A Shares
Risk/Return:
Trading Symbol	MZCRX
Muzinich Credit Opportunities Fund | Institutional Shares
Risk/Return:
Trading Symbol	MZCIX
Muzinich Credit Opportunities Fund | Supra Institutional Shares
Risk/Return:
Trading Symbol	MZCSX

Muzinich Credit Opportunities Fund
Muzinich Credit Opportunities Fund
Muzinich Credit Opportunities Fund

(Class A, Institutional and Supra Institutional shares)

Supplement dated September 25, 2013 to

Summary Prospectus dated September 15, 2013

and Prospectus dated September 14, 2013

In order to provide shareholders with 60 days’ notice of the change in the Fund’s investment objective, the following original investment objective will remain in effect as provided below.  Effective November 25, 2013, the investment objective will be as shown in the Fund’s summary prospectus and prospectus.

From September 25, 2013 through November 24, 2013, the investment objective of the Muzinich Credit Opportunities Fund reads as follows:

Investment Objective
The Muzinich Credit Opportunities Fund (the “Credit Opportunities Fund” or the “Fund”) seeks primarily to provide high yield income and capital appreciation.
Please retain this Supplement with your Summary Prospectus and Prospectus.

Label	Element	Value
Muzinich Credit Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000811030_SupplementTextBlock
Muzinich Credit Opportunities Fund

(Class A, Institutional and Supra Institutional shares)

Supplement dated September 25, 2013 to

Summary Prospectus dated September 15, 2013

and Prospectus dated September 14, 2013

In order to provide shareholders with 60 days’ notice of the change in the Fund’s investment objective, the following original investment objective will remain in effect as provided below.  Effective November 25, 2013, the investment objective will be as shown in the Fund’s summary prospectus and prospectus.

From September 25, 2013 through November 24, 2013, the investment objective of the Muzinich Credit Opportunities Fund reads as follows:

Risk/Return [Heading]	rr_RiskReturnHeading	Muzinich Credit Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Muzinich Credit Opportunities Fund (the “Credit Opportunities Fund” or the “Fund”) seeks primarily to provide high yield income and capital appreciation.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Please retain this Supplement with your Summary Prospectus and Prospectus.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep 15, 2013